Shareholders’ Equity - Ordinary Shares (Details)	Jun. 26, 2018 USD ($)	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares
Class of Stock
Authorized grant, life	5 years
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $	$ 8,400
Shares issued		70,515,354	70,515,354	52,346,231	52,346,231
Stock par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042
Deferred Shares
Class of Stock
Shares issued		34,425	34,425	34,425	34,425
Stock par value (usd/gbp per share) | £ / shares			£ 0.00001		£ 0.00001
Deferred B Shares
Class of Stock
Shares issued		88,893,548	88,893,548	88,893,548	88,893,548
Stock par value (usd/gbp per share) | £ / shares			£ 0.00099		£ 0.00099
Deferred C Shares
Class of Stock
Shares issued		1	1	1	1
Stock par value (usd/gbp per share) | £ / shares			£ 0.000008		£ 0.000008